Loss per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
LOSS PER SHARE

15. LOSS PER SHARE

Basic loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the year. Diluted loss per share is computed by dividing net loss by the weighted-average number of common shares and dilutive potential common shares outstanding during the three months ended March 31, 2022 and 2021.

	For the Three Months Ended
	March 31, 2022	March 31, 2021
Numerator:
Net loss attributable to ABVC’s common stockholders	$(5,995,440)	$(1,128,505)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	29,683,402	24,420,526
Stock options	–	–
Weighted-average shares outstanding - Diluted	29,683,402	24,420,526

Loss per share
-Basic	$(0.20)	$(0.05)
-Diluted	$(0.20)	$(0.05)

Diluted loss per share takes into account the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised and converted into Common Stock.

15. LOSS PER SHARE

Basic loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the year. Diluted loss per share is computed by dividing net loss by the weighted-average number of common shares and dilutive potential common shares outstanding during the year ended December 31, 2021 and 2020.

	For the Year Ended
	December 31, 2021	December 31, 2020
Numerator:
Net loss attributable to ABVC’s common stockholders	$(12,838,813)	$(9,791,164)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	25,053,522	19,715,559
Stock options
Weighted-average shares outstanding - Diluted	25,053,522	19,715,559

Loss per share
-Basic	$(0.51)	$(0.50)
-Diluted	$(0.51)	$(0.50)

Diluted loss per share takes into account the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised and converted into Common Stock.